Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense

Rent expense on all operating leases consisted of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Minimum annual rentals	$28,707	$25,133
Contingent rentals	78	140

	$28,785	$25,273

Schedule of Future Minimum Rental Payments for Operating Leases

The following is a schedule by year of future minimum rental payments required under non-cancelable operating leases, including option renewal periods that are reasonably assured, that have initial or remaining lease terms in excess of one year as of January 31, 2015 (in thousands):

Fiscal year ending:
January 30, 2016	$34,334
January 28, 2017	33,297
February 3, 2018	31,622
February 2, 2019	29,177
February 1, 2020	24,264
Thereafter	69,666

Total minimum lease payments	$222,360